Real Estate (Allowance for doubtful accounts) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Real Estate Tenant Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 1.3	$ 1.9
Deferred Operating Lease
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 1.3	$ 1.5